Financial assets and liabilities - Additional Information (Details) - USD ($)					1 Months Ended			9 Months Ended
	Dec. 22, 2022	Dec. 21, 2022	Nov. 19, 2021	Jun. 29, 2018	Dec. 31, 2022	Nov. 30, 2021	Mar. 31, 2018	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings								$ 106,357,000		$ 96,634,000
Issuance warrants exercised period								7 years
Financial assets								$ 61,612,000		68,538,000
Financial liabilities								150,442,000		145,182,000
Warrants fair value at issue date	$ 1,036,000		$ 8,081,000
Fair value								4,500,000		2,200,000
Gain (loss) on remeasurement of warrant liability								(1,200,000)	$ (3,000,000)
Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets								0		0
Financial liabilities								0		0
Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets								0		0
Financial liabilities								$ 0		$ 0
Level 3 | Unlisted Equity Securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Percentage of assets measured at fair value								100.00%		100.00%
Gross debt - variable interest rates
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings								$ 0		$ 0
Gross debt - fixed interest rates
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings								$ 114,608,000		$ 106,905,000
Contingent Consideration Provision | Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Percentage of liabilities measured at fair value								100.00%		100.00%
Oaktree Capital Management, L.P.
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount						$ 90,000,000
Borrowings term						5 years
Borrowings			$ 60,000,000
Borrowings, interest period						3 years
Borrowings, interest rate						9.75%
Amortization period						2 years
Percentage of principal amount payable over two year						40.00%
Percentage of premium for volume-weighted average price		15.00%	15.00%		15.00%
Date of warrants legally issued			Jan. 11, 2022
Issuance warrants exercised period		7 years	7 years		7 years
Remeasurement of borrowing arrangements within finance gains (loss)								$ (1,500,000)	100,000
Finance costs gains (loss) on remeasurement due to additional warrants issued								1,000,000
Finance costs gains (loss) on adjustment of carrying amount on financial liability								(500,000)
Minimum unrestricted cash balance								$ 35,000,000
Oaktree Capital Management, L.P. | American Depositary Shares
Disclosure Of Financial Assets And Liabilities [Line Items]
Exercise price (in australian dollars per share)		$ 3.70	$ 7.26		$ 3.70
Oaktree Capital Management, L.P. | Warrants
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of warrants granted to purchase american depositary shares (in shares)		455,000	1,769,669		455,000
Oaktree Capital Management, L.P. | Tranche One
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings			$ 60,000,000			$ 60,000,000
Oaktree Capital Management, L.P. | Tranche Two
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings		$ 30,000,000			$ 30,000,000	$ 30,000,000
Oaktree Capital Management, L.P. | Quarterly Payments
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, interest rate						8.00%
Oaktree Capital Management, L.P. | Unpaid Interest
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, interest rate						1.75%
Hercules Capital, Inc.
Disclosure Of Financial Assets And Liabilities [Line Items]
Remeasurement of borrowing arrangements within finance gains (loss)									(900,000)
Finance costs gains (loss) on remeasurement due to additional warrants issued									1,300,000
Finance costs gains (loss) on adjustment of carrying amount on financial liability									400,000
Hercules Capital, Inc. | Gross debt - variable interest rates
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount							$ 75,000,000
Borrowings term							4 years
Hercules Capital, Inc. | Gross debt - variable interest rates | Terms of Loan Agreement
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, interest rate								9.70%
Hercules Capital, Inc. | Tranche One | Gross debt - variable interest rates
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings							$ 35,000,000
Hercules Capital, Inc. | Tranche Two | Gross debt - variable interest rates
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings							$ 15,000,000
NovaQuest Capital Management, L.L.C.
Disclosure Of Financial Assets And Liabilities [Line Items]
Remeasurement of borrowing arrangements within finance gains (loss)								$ 200,000	$ 400,000
Percentage of entity's revenue, annual payment cap threshold				25.00%
NovaQuest Capital Management, L.L.C. | Gross debt - fixed interest rates
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount				$ 40,000,000
Borrowings term				8 years
Borrowings, interest period				4 years
Borrowings, interest rate				15.00%
Amortization period				4 years
NovaQuest Capital Management, L.L.C. | Tranche One | Gross debt - fixed interest rates
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings				$ 30,000,000
Top of Range
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade receivables settlement period								60 days